Summary of Issued Shares under ESPP (Details) - $ / shares	Oct. 31, 2022	Jul. 29, 2022	May 01, 2022	Feb. 01, 2022	Dec. 31, 2022	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares						212,718
2021 Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares	908,087	149,342	145,702	34,858	1,237,989
Purchase Price	$ 0.82	$ 1.30	$ 4.06	$ 7.47